Related party interest expense concerning the Bridge loan (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Interest expense related party	$ 204,110	$ 186,044
Orbimed Private Investments III, LP
Short-term Debt [Line Items]
Interest expense related party	63,955	58,351
Global Life Science Ventures Fund
Short-term Debt [Line Items]
Interest expense related party	57,709	51,778
Gilde Europe Food & Agribusiness Fund B.V
Short-term Debt [Line Items]
Interest expense related party	54,158	49,921
Forbion B.V
Short-term Debt [Line Items]
Interest expense related party	28,288	25,994
Bridge Loan
Short-term Debt [Line Items]
Interest expense related party			250,555	11,937
Bridge Loan | Orbimed Private Investments III, LP
Short-term Debt [Line Items]
Interest expense related party			78,411	4,430
Bridge Loan | Global Life Science Ventures Fund
Short-term Debt [Line Items]
Interest expense related party			70,131	1,297
Bridge Loan | Gilde Europe Food & Agribusiness Fund B.V
Short-term Debt [Line Items]
Interest expense related party			67,083	4,331
Bridge Loan | Forbion B.V
Short-term Debt [Line Items]
Interest expense related party			$ 34,930	$ 1,879